Intangible assets, net (Schedule of Intangible assets, Net) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Intangible assets, net [Line Items]
Subtotal		¥ 826,860	$ 120,261	¥ 816,522
Less: Accumulated amortization		(508,975)	(74,027)	(355,888)
Total		317,885	46,234	460,634
Total consideration to acquire insurance agency license	¥ 58,720
Travel license [Member]
Intangible assets, net [Line Items]
Subtotal		30,956	4,502	30,590
Insurance agency license [Member]
Intangible assets, net [Line Items]
Subtotal		11,711	1,703	11,711
Amortization period	20 years
Software [Member]
Intangible assets, net [Line Items]
Subtotal		58,187	8,463	52,515
Technology [Member]
Intangible assets, net [Line Items]
Subtotal		4,300	625	0
Trade names [Member]
Intangible assets, net [Line Items]
Subtotal		41,634	6,055	41,634
Business Cooperation Agreements [Member]
Intangible assets, net [Line Items]
Subtotal		660,215	96,025	660,215
Customer relationship [Member]
Intangible assets, net [Line Items]
Subtotal		13,458	1,957	13,458
Non-compete agreements [Member]
Intangible assets, net [Line Items]
Subtotal		¥ 6,399	$ 931	¥ 6,399